CONSOLIDATED FINANCIAL STATEMENTS BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	450,133,000	450,133,000
Common stock, shares issued	29,408,138	28,972,774
Common stock, shares outstanding	29,408,138	28,972,774